ACQUISITIONS AND DISPOSALS (Schedule of Actual Results from Acquisition Date) (Details) - 12 months ended Dec. 31, 2019 - Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, Wuxi MZJH And SH MZJH [Member]
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Business Acquisition [Line Items]
Net revenues	¥ 366	$ 53
Net loss	¥ (7,902)	$ (1,135)